Information About Non-controlling Interests - Summary of Changes in Accumulated Non-controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the beginning of the year	₩ 1,802,551
Profit or loss allocated to non-controlling interests	(21,143)	₩ 125,165	₩ 102,517
Accumulated non-controlling interests at the end of the year	₩ 1,811,961	₩ 1,802,551
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	49.40%	49.80%	49.70%
Accumulated non-controlling interests at the beginning of the year	₩ 423,189	₩ 410,695	₩ 388,900
Profit or loss allocated to non-controlling interests	(47,355)	7,127	24,795
Dividends paid to non-controlling interests	(8,287)	(8,284)	(8,279)
Others	(6,192)	13,651	5,279
Accumulated non-controlling interests at the end of the year	₩ 361,355	₩ 423,189	₩ 410,695
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	30.50%	30.50%	30.50%
Accumulated non-controlling interests at the beginning of the year	₩ 524,657	₩ 498,928	₩ 411,826
Profit or loss allocated to non-controlling interests	25,355	47,909	34,496
Dividends paid to non-controlling interests	(4,960)	(7,641)	(6,434)
Others	3,023	(14,539)	59,040
Accumulated non-controlling interests at the end of the year	₩ 548,075	₩ 524,657	₩ 498,928
KTIS Corporation [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	66.70%	66.70%	68.60%
Accumulated non-controlling interests at the beginning of the year	₩ 141,402	₩ 135,240	₩ 120,071
Profit or loss allocated to non-controlling interests	5,947	14,965	17,715
Dividends paid to non-controlling interests	(2,451)	(2,226)	(1,837)
Others	(1,872)	(6,577)	(709)
Accumulated non-controlling interests at the end of the year	₩ 143,026	₩ 141,402	₩ 135,240
KTCS Corporation [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	78.30%	78.30%	79.70%
Accumulated non-controlling interests at the beginning of the year	₩ 153,881	₩ 145,111	₩ 129,502
Profit or loss allocated to non-controlling interests	14,228	18,888	21,394
Dividends paid to non-controlling interests	(3,001)	(2,721)	(2,211)
Others	(2,313)	(7,397)	(3,574)
Accumulated non-controlling interests at the end of the year	₩ 162,795	₩ 153,881	₩ 145,111
Nasmedia, Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	55.90%	56.00%	56.00%
Accumulated non-controlling interests at the beginning of the year	₩ 135,425	₩ 124,181	₩ 112,549
Profit or loss allocated to non-controlling interests	10,679	15,610	15,185
Dividends paid to non-controlling interests	(4,028)	(4,187)	(3,808)
Others	(467)	(179)	255
Accumulated non-controlling interests at the end of the year	₩ 141,609	₩ 135,425	₩ 124,181